ING EQUITY TRUST

ING Equity Dividend Fund

ING Growth Opportunities Fund

ING MidCap Opportunities Fund

( each “Fund” and collectively the “Funds”)

Supplement dated April 30, 2010

to the Funds’ Class A, Class B and Class C Prospectus, Class I and Class W Prospectus and Class O Prospectus each dated September 30, 2009

(each a “Prospectus” and collectively “Prospectuses”)

ING Equity Dividend Fund

Effective April 19, 2010, Robert M. Kloss replaced Christopher Corapi as co-portfolio manager for the Fund. The Fund’s Prospectuses are revised as follows:

1.     The first paragraph of the section entitled “Management of the Funds — Adviser and Sub-Advisers — ING Equity Dividend Fund” of the Fund’s Class A, Class B and Class C Prospectus and Class I and Class W Prospectus is deleted in its entirety and replaced with the following:

The following individuals jointly share responsibility for the day-to-day management of the ING Equity Dividend Fund.  Mr. Powers has co-managed the Fund since December 2007 and Mr. Kloss has co-managed the Fund since April 2010.

2.     The second paragraph of the section entitled “Management of the Funds — Adviser and Sub-Advisers — ING Equity Dividend Fund” of the Fund’s Class A, Class B and Class C Prospectus and Class I and Class W Prospectus is hereby deleted and replaced with the following:

Robert M. Kloss, Portfolio Manager, joined ING IM 1992. Mr. Kloss has also served as a senior sector analyst on ING IM’s fundamental equity research team, covering the financial services sector as well as an equity analyst and portfolio manager for a variety of value-oriented funds.  Prior to joining ING IM, Mr. Kloss was a principal of Phoenix Strategies, an investment management and consulting firm.

ING Growth Opportunities Fund

Effective April 19, 2010, Christopher Corapi replaced Uri Landesman as co-portfolio manager for the Fund. The Fund’s Prospectuses are revised as follows:

1.     The first paragraph of the section entitled “Management of the Funds — Adviser and Sub-Advisers — ING Growth Opportunities Fund” of the Fund’s Class A, Class B and Class C Prospectus and Class I and Class W Prospectus is deleted in its entirety and replaced with the following:

The following individuals jointly share responsibility for the day-to-day management of the ING Growth Opportunities Fund.  Mr. Bianchi has co-managed the Fund since January 2009 and Mr. Corapi has co-managed the Fund since April 2010.

2.     The second paragraph of the section entitled “Management of the Funds — Adviser and Sub-Advisers — ING Growth Opportunities Fund” of the Fund’s Class A, Class B and Class C

Prospectus and Class I and Class W Prospectus is hereby deleted and replaced with the following:

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

ING MidCap Opportunities Fund

Effective April 19, 2010, James Hasso replaced Uri Landesman as co-portfolio manager for the Fund. The Fund’s Prospectuses are revised as follows:

1.     The first paragraph of the section entitled “Management of the Funds — Adviser and Sub-Advisers — ING MidCap Opportunities Fund” of the Fund’s Class A, Class B and Class C Prospectus and Class I and Class W Prospectus, as well as the fifth paragraph of the section entitled “Management of the Funds — Sub-Advisers — ING Growth Opportunities Fund — ING Investment Management Co.” of the Fund’s Class O Prospectus are hereby deleted in their entirety and replaced with the following:

The following individuals jointly share responsibility for the day-to-day management of the ING MidCap Opportunities Fund. Mr. Bianchi has co-managed the Fund since July 2005 and Mr. Hasso has co-managed the Fund since April 2010.

2.     The second paragraph of the section entitled “Management of the Funds — Adviser and Sub-Advisers — ING MidCap Opportunities Fund” of the Fund’s Class A, Class B and Class C Prospectus and Class I and Class W Prospectus, as well as the sixth paragraph of the section entitled “Management of the Funds — Sub-Advisers — ING MidCap Opportunities Fund — ING Investment Management Co.” of the Fund’s Class O Prospectus are hereby deleted and replaced with the following:

James Hasso, Portfolio Manager, has been with ING IM since 2006. Prior to joining ING IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006. Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners LLC from 2001-2002.

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ING EQUITY TRUST

ING Equity Dividend Fund

ING Growth Opportunities Fund

ING MidCap Opportunities Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 30, 2010

to the Class A, Class B, Class C, Class I, Class O and Class W shares

Statement of Additional Information (“SAI”) dated September 30, 2009

Effective April 19, 2010, Robert M. Kloss replaced Christopher Corapi as co-portfolio manager for ING Equity Dividend Fund, Christopher Corapi replaced Uri Landesman as co-portfolio manager for ING Growth Opportunities Fund and James Hasso replaced Uri Landesman as co-portfolio manager for ING MidCap Opportunities Fund.  All references to: (1) Christopher Corapi as co-portfolio manager for ING Equity Dividend Fund are hereby deleted and replaced with Robert Kloss; (2) Uri Landesman as co-portfolio manager for ING Growth Opportunities Fund are hereby deleted and replaced with Christopher Corapi; and (3) Uri Landesman as co-portfolio manager for ING MidCap Opportunities Fund are hereby deleted and replaced with James Hasso.

The Funds’ SAI is amended to reflect the following:

1.                                           The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Equity Dividend Fund, Growth Opportunities Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund and SmallCap Opportunities Fund” found on pages 103 and 105, respectively, of the SAI are amended to include the following:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert M. Kloss(1)	0	$0	0	$0	0	$0

(1) As of March 31, 2010.

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Robert M. Kloss(1)	Equity Dividend Fund	None

(1) As of March 31, 2010.

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